Current financial investments	12 Months Ended
Dec. 31, 2019
Current financial investments
Current financial investments

18. Current financial investments

On December 31, 2019, our current financial investments amounted to €3,919.2 million compared to nil at December 31, 2018 and at December 31, 2017. These current financial investments include a short-term bond fund and money market funds. The short-term bond fund has a minimum recommended investment horizon of six months. The money market funds are highly liquid investments that can be readily convertible to cash and are subject to an insignificant risk of changes in value but they cannot be classified as cash equivalents because they are not used by us for meeting short-term cash commitments.

On December 31, 2019, our current financial investments included $850.5 million held in USD, which could generate a foreign currency exchange gain or loss in our financial results in accordance with the fluctuation of the EUR/USD exchange rate as our functional currency is EUR.

We refer to note 31 for more information on these current financial investments.